Shareholder Report, Average Annual Return (Details)		6 Months Ended	12 Months Ended	21 Months Ended	57 Months Ended		60 Months Ended	120 Months Ended
		Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024 [3]	Jun. 30, 2024		Jun. 30, 2024	Jun. 30, 2024
Schwab Municipal Bond ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Market Price Return
Average Annual Return, Percent	[1],[2]	(0.91%)	2.51%	4.73%
Schwab 5-10 Year Corporate Bond ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Market Price Return
Average Annual Return, Percent	[1],[2]	0.27%	5.38%		0.38%	[4]
Schwab 1-5 Year Corporate Bond ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Market Price Return
Average Annual Return, Percent	[1],[2]	1.43%	5.80%		1.43%	[5]
Schwab U.S. Aggregate Bond ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Market Price Return
Average Annual Return, Percent	[2],[6]	(0.63%)	2.46%				(0.29%)	1.26%
Schwab Long-Term U.S. Treasury ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Market Price Return
Average Annual Return, Percent	[1],[2]	(4.73%)	(5.73%)		(6.21%)	[5]
Schwab Intermediate-Term U.S. Treasury ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Market Price Return
Average Annual Return, Percent	[2],[6]	(0.37%)	2.51%				(0.27%)	1.07%
Schwab Short-Term U.S. Treasury ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Market Price Return
Average Annual Return, Percent	[2],[6]	1.17%	4.45%				0.98%	1.06%
Schwab US TIPS ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Market Price Return
Average Annual Return, Percent	[2],[6]	0.75%	2.59%				2.02%	1.86%
Without Sales Load [Member] | Schwab Municipal Bond ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NAV Return
Average Annual Return, Percent	[1],[2]	(0.40%)	2.93%	4.89%
Without Sales Load [Member] | Schwab 5-10 Year Corporate Bond ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NAV Return
Average Annual Return, Percent	[1],[2]	0.27%	5.66%		0.40%	[4]
Without Sales Load [Member] | Schwab 1-5 Year Corporate Bond ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NAV Return
Average Annual Return, Percent	[1],[2]	1.56%	5.93%		1.44%	[5]
Without Sales Load [Member] | Schwab U.S. Aggregate Bond ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NAV Return
Average Annual Return, Percent	[2],[6]	(0.63%)	2.59%				(0.29%)	1.28%
Without Sales Load [Member] | Schwab Long-Term U.S. Treasury ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NAV Return
Average Annual Return, Percent	[1],[2]	(4.73%)	(5.65%)		(6.22%)	[5]
Without Sales Load [Member] | Schwab Intermediate-Term U.S. Treasury ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NAV Return
Average Annual Return, Percent	[2],[6]	(0.39%)	2.53%				(0.29%)	1.07%
Without Sales Load [Member] | Schwab Short-Term U.S. Treasury ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NAV Return
Average Annual Return, Percent	[2],[6]	1.19%	4.47%				0.98%	1.06%
Without Sales Load [Member] | Schwab US TIPS ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NAV Return
Average Annual Return, Percent	[2],[6]	0.85%	2.69%				2.03%	1.86%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[7]	Bloomberg Municipal Bond Index
Average Annual Return, Percent		(0.40%)	3.21%	5.33%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[4],[8],[9],[10],[11],[12]	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		(0.71%)	2.63%		(0.80%)	[5]	(0.23%)	1.35%
ICE AMT Free Core US National Municipal Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE AMT-Free Core U.S. National Municipal Index
Average Annual Return, Percent		(0.30%)	3.06%	4.93%
Bloomberg US 5-10 Year Corporate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US 5-10 Year Corporate Bond Index
Average Annual Return, Percent		0.19%	5.72%		0.47%	[5]
Bloomberg US 1-5 Year Corporate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US 1-5 Year Corporate Bond Index
Average Annual Return, Percent		1.56%	6.01%		1.52%	[5]
Bloomberg US Long Treasury Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Long Treasury Index
Average Annual Return, Percent		(5.01%)	(5.61%)		(6.20%)	[5]
Bloomberg US Treasury 3-10 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Treasury 3-10 Year Index
Average Annual Return, Percent		(0.48%)	2.55%				(0.26%)	1.13%
Bloomberg US Treasury 1-3 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Treasury 1-3 Year Index
Average Annual Return, Percent		1.19%	4.51%				1.02%	1.12%
Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)SM [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)SM
Average Annual Return, Percent		0.70%	2.71%				2.07%	1.91%

[1]	ETF performance must be shown based on both a Market Price and a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[2]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[3]	Inception (10/12/2022) represents the date that the shares began trading in the secondary market.
[4]	In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Bloomberg US 5-10 Year Corporate Bond Index to the Bloomberg US Aggregate Bond Index. The Bloomberg US Aggregate Bond Index provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US 5-10 Year Corporate Bond Index. The fund does not seek to track the regulatory index.
[5]	Inception (10/10/2019) represents the date that the shares began trading in the secondary market.
[6]	ETF performance must be shown based on both a Market Price and a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[7]	In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the ICE AMT-Free Core U.S. National Municipal Index to the Bloomberg Municipal Bond Index. The Bloomberg Municipal Bond Index provides a broad measure of market performance. The fund generally invests in securities that are included in the ICE AMT-Free Core U.S. National Municipal Index. The fund does not seek to track the regulatory index.
[8]	In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Bloomberg US 1-5 Year Corporate Bond Index to the Bloomberg US Aggregate Bond Index. The Bloomberg US Aggregate Bond Index provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US 1-5 Year Corporate Bond Index. The fund does not seek to track the regulatory index.
[9]	In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Bloomberg US Long Treasury Index to the Bloomberg US Aggregate Bond Index. The Bloomberg US Aggregate Bond Index provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US Long Treasury Index. The fund does not seek to track the regulatory index.
[10]	In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Bloomberg US Treasury 1-3 Year Index to the Bloomberg US Aggregate Bond Index. The Bloomberg US Aggregate Bond Index provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US Treasury 1-3 Year Index. The fund does not seek to track the regulatory index.
[11]	In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Bloomberg US Treasury 3-10 Year Index to the Bloomberg US Aggregate Bond Index. The Bloomberg US Aggregate Bond Index provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US Treasury 3-10 Year Index. The fund does not seek to track the regulatory index.
[12]	In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)SM to the Bloomberg US Aggregate Bond Index. The Bloomberg US Aggregate Bond Index provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)SM. The fund does not seek to track the regulatory index.